PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Asset-Backed Securities 8.3%
Automobiles 2.5%
AmeriCredit Automobile Receivables Trust, Series 2023-01, Class C	5.800%	12/18/28	100	$101,925
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	97,334
Series 2023-03A, Class A, 144A	5.440	02/22/28	100	100,763

BOF VII AL Funding Trust I, Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	105	106,409
CarMax Auto Owner Trust, Series 2022-01, Class D	2.470	07/17/28	100	96,613
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	70	70,348
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	100,928
Series 2023-02, Class A, 144A	5.280	02/15/36	100	102,509

Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	100	100,450
GMF Floorplan Owner Revolving Trust, Series 2024-04A, Class A1, 144A	4.730	11/15/29	100	100,366
Hertz Vehicle Financing LLC, Series 2022-02A, Class A, 144A	2.330	06/26/28	100	93,642
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	200	202,018
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	102,221
Series 2023-04, Class C	6.040	12/15/31	100	102,628

Wheels Fleet Lease Funding LLC, Series 2023-01A, Class A, 144A	5.800	04/18/38	76	75,975
				1,554,129
Collateralized Loan Obligations 5.0%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.007(c)	04/20/35	250	250,596
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.883(c)	11/27/31	151	151,190

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952%(c)	04/18/35	250	$250,693
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.957(c)	04/20/35	250	250,625
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.108(c)	07/15/34	250	250,613
Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.907(c)	10/20/37	250	251,203
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.019(c)	04/20/34	250	250,000
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.279(c)	01/16/33	246	246,432
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.285(c)	06/20/34	250	250,537
Romark CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.108(c)	07/10/34	400	400,975
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.037(c)	10/20/37	250	251,227
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	10/20/32	250	250,114
				3,054,205
Consumer Loans 0.8%
Affirm Asset Securitization Trust, Series 2024-X02, Class A, 144A	5.220	12/17/29	200	200,065

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750%	09/14/35	200	$191,441
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	102,424
				493,930

Total Asset-Backed Securities (cost $5,093,213)				5,102,264
Commercial Mortgage-Backed Securities 6.7%
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	336	305,244
Series 2019-BN22, Class A3	2.726	11/15/62	250	225,587
Series 2021-BN38, Class A4	2.275	12/15/64	100	84,532
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A4	1.786	04/15/53	600	515,742
Series 2021-C12, Class A4	2.421	11/15/54	250	216,361
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	439,540
Series 2021-B31, Class A4	2.420	12/15/54	100	85,383

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	500	454,828
GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/10/52	250	226,848
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR05, Class A3	3.123	06/13/52	500	463,384
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	436	399,561
Series 2020-C56, Class A4	2.194	06/15/53	500	442,598
Series 2021-C59, Class A3	1.958	04/15/54	350	303,286

Total Commercial Mortgage-Backed Securities (cost $4,595,011)				4,162,894
Corporate Bonds 30.5%
Aerospace & Defense 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	244,545
Sr. Unsec’d. Notes	2.950	02/01/30	50	44,792

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.625%	02/01/31	60	$54,753
Sr. Unsec’d. Notes	3.625	03/01/48	35	24,203
Sr. Unsec’d. Notes	5.150	05/01/30	75	74,725
Sr. Unsec’d. Notes	5.930	05/01/60	35	33,169
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	60	50,873
Sr. Unsec’d. Notes	4.125	11/16/28	128	125,826
				652,886
Agriculture 0.7%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	68	63,325
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	183	177,604
Gtd. Notes	5.834	02/20/31	50	51,986
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	35	35,672
Sr. Unsec’d. Notes	5.250	09/07/28	95	97,228
				425,815
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	50	50,454
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	8	7,486
				57,940
Auto Manufacturers 0.3%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	1.625	12/13/24	150	149,855
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	26	26,794
Sr. Unsec’d. Notes	6.600	04/01/36	17	18,401

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	16,471
				211,521

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 6.1%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299%(ff)	07/21/32	60	$50,963
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	315	276,320
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	334,633
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	130	124,956

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	189,810
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	188,211
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	109,918

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	25	25,524
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,944
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	90	75,679
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	73,972
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,732
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	77,529
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	65	68,240

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	15	15,639
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	325	274,030
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	329,674
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,301
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	36,627
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	136,646
Sub. Notes	2.956(ff)	05/13/31	21	19,003
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	100	94,812
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	33,826
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	162,367
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	75,368
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	124,951
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	200	166,700

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.812(ff)	06/12/26	145	145,832
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	40,719

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Truist Financial Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	5.867%(ff)	06/08/34	50	$52,191
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	252,034
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	95	85,176
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	70	71,447
				3,762,774
Beverages 0.3%
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450	05/15/25	110	109,673
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250	08/01/31	130	110,340
				220,013
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30	80	81,825
Sr. Unsec’d. Notes	5.750	03/02/63	40	40,816
				122,641
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	5.150	12/01/34	45	45,233
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	35	34,247
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	23	21,576
				101,056
Chemicals 0.8%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	190	191,688
Sr. Unsec’d. Notes	5.319	11/15/38	18	18,738
Sr. Unsec’d. Notes	5.419	11/15/48	5	5,278

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

FMC Corp., Sr. Unsec’d. Notes	4.500%	10/01/49	18	$14,572
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49	22	17,462
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	145	146,060
Sr. Unsec’d. Notes	4.900	06/01/43	41	37,876
Sr. Unsec’d. Notes	5.200	06/21/27	55	55,788
				487,462
Commercial Services 0.8%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	20	13,640
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/01/24	101	101,000
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	65	63,335
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	46	43,979
Johns Hopkins University, Unsec’d. Notes, Series A	4.705	07/01/32	20	20,050
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	7,228
Unsec’d. Notes	4.678	07/01/2114	30	27,516
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	22,983
Unsec’d. Notes	3.150	07/15/46	35	26,619

Quanta Services, Inc., Sr. Unsec’d. Notes	4.750	08/09/27	20	20,024
Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48	20	17,014
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	25	17,560
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	17,153
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,429

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524%	04/15/54	80	$61,860
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	20	12,861
				481,251
Computers 0.2%
Accenture Capital, Inc., Gtd. Notes	4.250	10/04/31	85	83,136
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	55	54,296
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	8,574
				146,006
Diversified Financial Services 0.2%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	21	20,923
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	75	77,388
				98,311
Electric 3.7%
AEP Texas, Inc., Sr. Unsec’d. Notes, Series I	2.100	07/01/30	47	40,784
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	17	14,363
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	20	20,125
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	43	39,372
Sr. Unsec’d. Notes	3.500	12/01/49	45	32,579
Sr. Unsec’d. Notes	6.350	12/15/32	20	21,637

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	300	285,099
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	62	56,261

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

DTE Energy Co., Sr. Unsec’d. Notes	4.950%	07/01/27	115	$115,846
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	36	38,686
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	81,567
First Mortgage	5.875	11/15/33	60	64,092

Edison International, Sr. Unsec’d. Notes	5.450	06/15/29	70	71,540
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	40,208
FirstEnergy Corp., Sr. Unsec’d. Notes, Series C	4.850	07/15/47	30	26,982
Florida Power & Light Co., First Mortgage	4.050	06/01/42	25	21,682
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	84	72,489
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	33	28,634
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	136	132,260
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.051	03/01/25	145	145,349
Northern States Power Co., First Mortgage	3.400	08/15/42	34	27,125
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	90	79,811
First Mortgage	4.750	02/15/44	45	39,581

PECO Energy Co., First Mortgage	2.800	06/15/50	47	31,149
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	23	16,070
First Mortgage	5.250	05/15/53	15	15,167

Public Service Co. of Colorado, First Mortgage	5.250	04/01/53	25	24,597
Public Service Co. of New Hampshire, First Mortgage	5.350	10/01/33	55	56,932
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	10,127
First Mortgage, MTN	3.700	05/01/28	38	37,094

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co., (cont’d.)
Sec’d. Notes, MTN	4.650%	03/15/33	75	$74,388

Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	75	71,150
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	15	12,489
First Mortgage	5.350	04/01/53	25	25,058
Sempra,
Sr. Unsec’d. Notes	3.300	04/01/25	35	34,798
Sr. Unsec’d. Notes	4.000	02/01/48	15	12,035
Southern California Edison Co.,
First Mortgage	4.900	06/01/26	150	150,501
First Ref. Mortgage	4.000	04/01/47	55	44,837

Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	40	35,832
Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.050	08/15/34	10	10,057
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	105	98,389
				2,256,742
Engineering & Construction 0.3%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	195,646
Entertainment 0.1%
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52	105	84,508
Foods 0.6%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29	155	142,897
Kroger Co. (The), Sr. Unsec’d. Notes	4.700	08/15/26	160	160,520

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Mars, Inc., Gtd. Notes, 144A	3.600%	04/01/34	15	$13,590
The Campbell’s Co., Sr. Unsec’d. Notes	3.300	03/19/25	51	50,735
				367,742
Gas 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	21	17,117
Sr. Unsec’d. Notes	5.250	03/01/28	65	66,303

NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	12,680
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	19,956
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	24,668
				140,724
Healthcare-Services 1.3%
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	32,017
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	165	163,575
Sr. Unsec’d. Notes	2.375	03/15/31	18	15,553
Sr. Unsec’d. Notes	2.400	03/15/30	15	13,332

CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	35	35,686
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	70	63,382
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	52,012
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,980

Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,491
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,615
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	17,242

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes, Series 2021	2.633%	07/15/51	20	$12,896
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	25,772
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,814
Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	44,293
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	24,560
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	39,076
Sr. Unsec’d. Notes	3.950	10/15/42	105	89,120
Sr. Unsec’d. Notes	4.500	04/15/33	25	24,424
Sr. Unsec’d. Notes	4.800	01/15/30	40	40,423
Sr. Unsec’d. Notes	5.050	04/15/53	22	21,045
Sr. Unsec’d. Notes	5.750	07/15/64	35	36,621

UPMC, Sec’d. Notes	5.035	05/15/33	25	25,174
				811,103
Home Builders 0.5%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	310	310,618
Insurance 0.6%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	65	60,389
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,749
Sr. Unsec’d. Notes	4.868	06/01/44	50	45,311
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	15	15,399
Sr. Unsec’d. Notes	6.000	12/07/33	110	114,432

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	53	40,321
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	8	7,330

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	57	$52,361
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	28	22,499
				363,791
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	120	119,558
Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	113	110,434
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	18	16,589
Machinery-Diversified 0.3%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	4,293
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	70	70,606
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	88	87,104
Gtd. Notes	5.611	03/11/34	10	10,341
				172,344
Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	50,564
Sr. Sec’d. Notes	4.908	07/23/25	22	21,972
Sr. Sec’d. Notes	6.384	10/23/35	120	123,468
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	33,826
Gtd. Notes	4.250	10/15/30	30	29,348
Gtd. Notes	5.500	05/15/64	45	44,914

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Cox Communications, Inc., Gtd. Notes, 144A	5.450%	09/01/34	75	$74,224
				378,316
Mining 1.5%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	90	92,843
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.250	09/08/33	105	107,385
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	175	171,013
Gtd. Notes	4.375	08/01/28	50	49,090

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	209,125
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33	85	90,048
Newmont Corp., Gtd. Notes	2.800	10/01/29	187	172,403
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	30	30,630
				922,537
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	40	33,313
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	114	109,221
				142,534
Oil & Gas 1.5%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.850	06/01/27	75	73,428
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,664
Sr. Unsec’d. Notes	5.400	06/15/47	59	55,382

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Continental Resources, Inc., Gtd. Notes, 144A	2.268%	11/15/26	180	$170,577
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	46	44,500
Diamondback Energy, Inc., Gtd. Notes	5.400	04/18/34	115	116,387
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625	01/19/29	35	37,182
Sr. Unsec’d. Notes	8.875	01/13/33	40	41,204
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	10/01/34	5	4,989
Sr. Unsec’d. Notes	6.625	09/01/30	5	5,306

Ovintiv, Inc., Gtd. Notes	5.650	05/15/25	220	220,634
Phillips 66, Gtd. Notes	2.150	12/15/30	84	72,306
Phillips 66 Co., Gtd. Notes	3.550	10/01/26	17	16,682
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	50	48,164
				910,405
Packaging & Containers 0.1%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	75	72,317
Pharmaceuticals 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	185	173,584
Sr. Unsec’d. Notes	4.050	11/21/39	15	13,364
Sr. Unsec’d. Notes	4.550	03/15/35	60	58,137
Sr. Unsec’d. Notes	4.625	10/01/42	25	23,148

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.400	07/26/29	5	4,765
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	15	12,508
Sr. Unsec’d. Notes	5.125	07/20/45	82	73,814

Eli Lilly & Co., Sr. Unsec’d. Notes	4.600	08/14/34	72	71,026

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Merck & Co., Inc., Sr. Unsec’d. Notes	3.400%	03/07/29	8	$7,684
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	64	62,495
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	31	30,547
Gtd. Notes	5.250	06/15/46	15	13,184

Viatris, Inc., Gtd. Notes	3.850	06/22/40	128	99,684
				643,940
Pipelines 2.2%
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	45	45,532
Energy Transfer LP,
Sr. Unsec’d. Notes	4.900	03/15/35	5	4,840
Sr. Unsec’d. Notes	4.950	06/15/28	178	179,402
Sr. Unsec’d. Notes	6.250	04/15/49	64	67,046
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	51,071

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	40	37,660
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	22	14,811
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	66,593
Sr. Unsec’d. Notes	4.500	04/15/38	63	57,066
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,970
Sr. Unsec’d. Notes	5.500	02/15/49	47	45,554

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	55	56,897
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	57	52,309
Gtd. Notes	3.400	09/01/29	40	37,634
Gtd. Notes	6.050	09/01/33	105	110,835

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500	12/15/26	22	21,929
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	45	42,022
Gtd. Notes	5.200	07/01/27	115	116,479

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp., (cont’d.)
Gtd. Notes	6.125%	03/15/33	60	$63,476
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	111	102,567
Sr. Unsec’d. Notes	3.950	05/15/50	51	40,279
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30	50	46,642
Sr. Unsec’d. Notes	4.800	11/15/29	35	34,949
				1,350,563
Real Estate Investment Trusts (REITs) 1.8%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	135	124,034
Sr. Unsec’d. Notes	4.125	06/15/26	100	99,041
Sr. Unsec’d. Notes	5.750	02/15/35	15	15,520

CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	13,628
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	4,368
Gtd. Notes	5.750	06/01/28	105	106,801
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	25	25,402
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,321
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	155	142,249
Gtd. Notes	3.200	04/01/32	35	31,361
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	145	133,503
Sr. Unsec’d. Notes	2.700	02/15/32	33	28,531
Sr. Unsec’d. Notes	3.100	12/15/29	29	26,968
Sr. Unsec’d. Notes	3.250	01/15/31	25	22,949

Simon Property Group LP, Sr. Unsec’d. Notes	1.750	02/01/28	90	82,825
Sun Communities Operating LP, Gtd. Notes	5.700	01/15/33	95	96,797

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Ventas Realty LP, Gtd. Notes	4.125%	01/15/26	127	$126,052
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	25	24,908
				1,109,258
Retail 0.4%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	37	31,410
AutoNation, Inc., Gtd. Notes	3.800	11/15/27	70	67,966
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	88	84,673
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	20	19,630
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	23	22,578
				226,257
Semiconductors 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	45	43,445
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.150	02/15/28	35	34,525
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	62	51,615
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	106,838
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	100	96,949
Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54	15	14,217
Sr. Unsec’d. Notes	5.900	02/10/63	25	24,371
				371,960
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes	5.353	01/15/30	15	15,142

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes	3.600%	04/01/50	15	$11,104
Sr. Unsec’d. Notes	3.850	04/01/60	38	27,761
Sr. Unsec’d. Notes	5.550	02/06/53	20	20,034
Sr. Unsec’d. Notes	6.900	11/09/52	30	35,317

Workday, Inc., Sr. Unsec’d. Notes	3.700	04/01/29	25	24,095
				118,311
Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	50	41,269
Sr. Unsec’d. Notes	3.500	09/15/53	80	57,186
Sr. Unsec’d. Notes	4.500	05/15/35	65	61,869
Sr. Unsec’d. Notes	5.400	02/15/34	50	51,443

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	65	66,416
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	90	89,727
Sprint LLC, Gtd. Notes	7.625	03/01/26	110	112,868
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	65	48,642
Gtd. Notes	3.875	04/15/30	30	28,671
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	36	30,407
Sr. Unsec’d. Notes	3.150	03/22/30	7	6,484
				594,982
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	48	52,710

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/24/26	190	$192,259

Total Corporate Bonds (cost $19,920,194)				18,818,966
Municipal Bonds 0.2%
California 0.0%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	10	9,177
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	28,013
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	12,038
New York 0.0%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,969
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	9,240
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	10,133
Texas 0.1%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	17,160

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584%	11/01/51	25	$16,276

Total Municipal Bonds (cost $144,033)				111,006
Residential Mortgage-Backed Securities 0.1%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.634(c)	04/25/42	30	31,089
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	49	43,445

Total Residential Mortgage-Backed Securities (cost $78,551)				74,534
Sovereign Bonds 0.5%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	192,122
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	48,313
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125	08/25/27	50	48,953

Total Sovereign Bonds (cost $321,735)				289,388
U.S. Government Agency Obligations 23.5%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	392	299,769
Federal Home Loan Mortgage Corp.	2.000	02/01/51	812	656,719
Federal Home Loan Mortgage Corp.	2.000	07/01/51	440	354,606
Federal Home Loan Mortgage Corp.	2.500	04/01/51	854	719,693
Federal Home Loan Mortgage Corp.	3.500	01/01/52	208	188,969
Federal Home Loan Mortgage Corp.	4.000	11/01/39	139	134,219
Federal Home Loan Mortgage Corp.	4.000	12/01/40	95	91,552
Federal Home Loan Mortgage Corp.	6.000	11/01/52	177	179,839
Federal National Mortgage Assoc.	1.500	05/01/36	311	272,421
Federal National Mortgage Assoc.	1.500	12/01/50	314	239,965
Federal National Mortgage Assoc.	2.000	05/01/36	316	284,812
Federal National Mortgage Assoc.	2.000	04/01/42	578	491,115
Federal National Mortgage Assoc.	2.000	05/01/51	653	526,663

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	TBA	500	$460,699
Federal National Mortgage Assoc.(k)	2.500	04/01/51	1,193	1,006,627
Federal National Mortgage Assoc.	2.500	04/01/52	250	209,995
Federal National Mortgage Assoc.	2.500	05/01/52	410	347,959
Federal National Mortgage Assoc.	3.000	07/01/43	144	129,389
Federal National Mortgage Assoc.	3.000	11/01/46	203	183,698
Federal National Mortgage Assoc.	3.000	01/01/47	298	269,341
Federal National Mortgage Assoc.	3.000	11/01/48	230	207,446
Federal National Mortgage Assoc.	3.000	02/01/52	401	350,478
Federal National Mortgage Assoc.	3.000	03/01/52	384	339,720
Federal National Mortgage Assoc.	3.000	05/01/52	362	321,386
Federal National Mortgage Assoc.	3.500	12/01/46	536	500,011
Federal National Mortgage Assoc.	3.500	06/01/47	303	279,357
Federal National Mortgage Assoc.	3.500	02/01/52	450	410,643
Federal National Mortgage Assoc.	4.000	02/01/41	115	110,965
Federal National Mortgage Assoc.	4.000	02/01/45	104	100,045
Federal National Mortgage Assoc.	4.000	03/01/49	329	311,349
Federal National Mortgage Assoc.	4.000	05/01/52	211	197,904
Federal National Mortgage Assoc.	4.500	05/01/52	271	260,150
Federal National Mortgage Assoc.	4.500	06/01/52	202	194,603
Federal National Mortgage Assoc.	5.000	07/01/52	431	423,952
Federal National Mortgage Assoc.	5.500	10/01/52	207	207,231
Federal National Mortgage Assoc.	5.500	11/01/52	423	424,602
Government National Mortgage Assoc.	2.000	03/20/51	360	296,322
Government National Mortgage Assoc.	2.500	08/20/51	638	545,593
Government National Mortgage Assoc.	3.000	01/20/51	503	448,156
Government National Mortgage Assoc.	3.500	TBA	500	457,096
Government National Mortgage Assoc.	4.000	03/20/52	237	222,529
Government National Mortgage Assoc.	4.500	05/20/52	858	829,712
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	12,584
Tennessee Valley Authority Generic Strips, Bonds	4.782(s)	07/15/34	5	3,122

Total U.S. Government Agency Obligations (cost $15,560,138)				14,503,006
U.S. Treasury Obligations 26.2%
U.S. Treasury Bonds	1.250	05/15/50	210	107,395
U.S. Treasury Bonds	1.625	11/15/50	1,860	1,046,831
U.S. Treasury Bonds	1.875	11/15/51	925	551,242
U.S. Treasury Bonds	2.000	11/15/41	1,385	980,537
U.S. Treasury Bonds	2.250	08/15/49	275	182,230
U.S. Treasury Bonds(k)	2.375	02/15/42	255	191,170

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	2.375%	11/15/49	865	$588,606
U.S. Treasury Bonds	2.375	05/15/51	365	246,660
U.S. Treasury Bonds	3.000	02/15/49	990	767,714
U.S. Treasury Bonds	3.625	02/15/53	265	231,378
U.S. Treasury Bonds	4.125	08/15/44	40	38,156
U.S. Treasury Bonds	4.250	08/15/54	350	343,055
U.S. Treasury Bonds	4.750	11/15/53	117	123,929
U.S. Treasury Notes	2.500	03/31/27	300	289,242
U.S. Treasury Notes	2.750	08/15/32	2,275	2,067,762
U.S. Treasury Notes	3.250	06/30/29	3,395	3,275,645
U.S. Treasury Notes	3.375	09/15/27	430	421,870
U.S. Treasury Notes	3.875	08/15/33	1,750	1,713,359
U.S. Treasury Notes	4.125	09/30/27	660	660,413
U.S. Treasury Notes	4.125	10/31/31	1,055	1,055,989
U.S. Treasury Notes	4.250	11/15/34	40	40,256
U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	624,535
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	167,238
U.S. Treasury Strips Coupon	2.561(s)	11/15/45	80	30,066
U.S. Treasury Strips Coupon	4.035(s)	08/15/44	1,005	399,684

Total U.S. Treasury Obligations (cost $16,884,945)				16,144,962

Shares
Affiliated Exchange-Traded Fund 3.8%
PGIM AAA CLO ETF(wa) (cost $2,323,485)	45,438	2,334,150

Total Long-Term Investments (cost $64,921,305)			61,541,170

Short-Term Investments 1.7%
Affiliated Mutual Fund 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $1,037,054)(wa)	1,037,054	1,037,054

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Value
Options Purchased*~ 0.0%
(cost $124)	$805

Total Short-Term Investments (cost $1,037,178)	1,037,859

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.5% (cost $65,958,483)	62,579,029
Options Written*~ (0.0)%
(premiums received $0)	(606)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.5% (cost $65,958,483)	62,578,423
Liabilities in excess of other assets(z) (1.5)%	(937,298)

Net Assets 100.0%	$61,641,125

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.500%	TBA	01/14/25	$(250)	$(240,082)
Government National Mortgage Assoc.	4.500%	TBA	12/19/24	(250)	(241,217)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $476,426)					$(481,299)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.590%	95	$2
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.590%	95	166
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.80%	3.80%(A)	1 Day SOFR(A)/ 4.590%	95	249
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.590%	4.24%(A)	45	81

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	3.91%	1 Day SOFR(A)/ 4.590%	3.91%(A)	35	$261
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	4.41%	1 Day SOFR(A)/ 4.590%	4.41%(A)	35	46
Total Options Purchased (cost $124)								$805
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.590%	2.52%(A)	190	$(1)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.590%	3.10%(A)	190	(65)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.23%	1 Day SOFR(A)/ 4.590%	3.23%(A)	190	(94)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.590%	95	(83)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.590%	95	(72)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.590%	90	(68)
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	4.16%	4.16%(A)	1 Day SOFR(A)/ 4.590%	70	(223)
Total Options Written (premiums received $—)								$(606)

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
20	2 Year U.S. Treasury Notes	Mar. 2025	$4,122,188	$9,112
4	5 Year U.S. Treasury Notes	Mar. 2025	430,406	1,869
7	10 Year U.S. Ultra Treasury Notes	Mar. 2025	803,578	10,303
2	20 Year U.S. Treasury Bonds	Mar. 2025	239,000	5,471
5	30 Year UMBS TBA – 5.5% Coupon	Jan. 2025	498,711	4,466
				31,221
Short Positions:
6	10 Year U.S. Treasury Notes	Mar. 2025	667,125	(8,407)
4	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	508,750	(15,537)
				(23,944)
				$7,277
Credit default swap agreements outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of Italy	12/20/24	1.000%(Q)	110	0.077%	$278	$58	$220	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	4,890	0.475%	$108,964	$126,454	$17,490
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
424	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.590%	$—	$(652)	$(652)
424	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.590%	—	58	58
852	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.590%	—	(63)	(63)
965	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(2,900)	(2,900)
2,005	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.590%	611	17,531	16,920

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Interest rate swap agreements outstanding at November 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,250	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.590%	$(1,183)	$(16,968)	$(15,785)
70	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.590%	31,301	29,612	(1,689)
				$30,729	$26,618	$(4,111)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.040%	JPM	03/20/25	(258)	$9,669	$—	$9,669
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).